Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Other reserves	Net parent investment	Accumulated deficit	Total
Balance at the beginning at Dec. 31, 2018		£ 643		£ 643
Total comprehensive loss		(7,484)		(7,484)
Movement in net parent investment		11,003		11,003
Balance at the end at Dec. 31, 2019		4,162		4,162
Total comprehensive loss		(7,175)		(7,175)
Movement in net parent investment		7,255		7,255
Balance at the end at Jun. 30, 2020		4,242		4,242
Balance at the beginning at Dec. 31, 2019		4,162		4,162
Total comprehensive loss		(7,175)	£ (5,151)	(12,326)
Share based payment transactions			96	96
Movement in net parent investment		7,130		7,130
Transfer to Other reserves	£ 4,117	£ (4,117)
Balance at the end at Dec. 31, 2020	4,117		(5,055)	(938)
Total comprehensive loss			(22,557)	(22,557)
Share based payment transactions			76	16,815
Balance at the end at Jun. 30, 2021	£ 4,117		£ (27,536)	£ 2,320